TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 18,287	$ 3,995	$ 4,678
Deferred taxes	(3,466)	333	(1,535)
Taxes on income	14,821	4,328	3,143
Domestic	10,741	2,648	1,833
Foreign	4,080	1,680	1,310
Taxes on income	$ 14,821	$ 4,328	$ 3,143